Segmentation of key figures - Net sales by segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Net sales to third parties	$ 1,198	$ 1,863	$ 3,020	$ 3,640
Surgical
Disclosure of products and services [line items]
Net sales to third parties	602	1,051	1,586	2,051
Surgical | Implantables
Disclosure of products and services [line items]
Net sales to third parties	176	300	486	585
Surgical | Consumables
Disclosure of products and services [line items]
Net sales to third parties	320	588	839	1,139
Surgical | Equipment/other
Disclosure of products and services [line items]
Net sales to third parties	106	163	261	327
Vision Care
Disclosure of products and services [line items]
Net sales to third parties	596	812	1,434	1,589
Vision Care | Contact lenses
Disclosure of products and services [line items]
Net sales to third parties	329	493	831	991
Vision Care | Ocular health
Disclosure of products and services [line items]
Net sales to third parties	$ 267	$ 319	$ 603	$ 598